[CAPITAL BUILDING GRAPHIC]



COLONIAL FLORIDA TAX-EXEMPT FUND   SEMIANNUAL REPORT

July 31, 1998


                          Not FDIC  May Lose Value
                          Insured   No Bank Guarantee

                  COLONIAL FLORIDA TAX-EXEMPT FUND HIGHLIGHTS

                        February 1, 1998 - July 31, 1998

INVESTMENT OBJECTIVE: Colonial Florida Tax-Exempt Fund seeks as high a level of after-tax total return as is consistent with prudent risk by pursuing current income exempt from federal income tax and providing the opportunity for long-term appreciation from a portfolio primarily invested in investment-grade municipal bonds. Fund shares are also intended to be exempt from the Florida intangibles tax.

PORTFOLIO MANAGER COMMENTARY: "The Fund was positioned for a declining interest rate environment. Interest rates varied considerably, but were essentially unchanged between the beginning and the end of the period. During this period, we focused on finding high-quality bonds that would provide shareholders with higher levels of income while reducing the effects of volatility." - Maureen Newman


                  COLONIAL FLORIDA TAX-EXEMPT FUND PERFORMANCE

                                                 CLASS A        CLASS B       CLASS C

Inception date                                    2/1/93        2/1/93        8/1/97
Distributions declared per share(1)               $0.200        $0.170        $0.182
SEC yields on 7/31/98(2)                            3.96%         3.39%         3.68%
Taxable-equivalent SEC yields(3)                    6.56%         5.61%         6.09%
Six-month total returns, assuming reinvestment      1.31%         0.91%         1.07%
of all distributions and no sales charge or
contingent deferred sales charge (CDSC)(4)
Net asset value per share on 7/31/98              $ 7.69        $ 7.69        $ 7.69

(1) A portion of the Fund's income may be subject to the alternative minimum tax.

(2) The 30-day SEC yields on July 31, 1998, reflect the portfolio's earning power, net of expenses, and is expressed as an annualized percentage of the public offering price at the end of the period. If the Advisor or Distributor had not waived or borne certain Fund expenses, SEC yields would have been 3.76% for Class A shares, 3.18% for Class B shares and 3.16% for Class C shares.

(3) Taxable-equivalent SEC yields are based on the maximum effective 39.6% federal income tax rate.

(4) Performance results reflect any voluntary waivers or reimbursements of Fund expenses by the Advisor or Distributor. Absent these waivers or reimbursement arrangements, performance results would have been lower.

The Fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the Fund's ordinary income and will be taxable when distributed.

QUALITY BREAKDOWN
(as of 7/31/98)

AAA ..................................................       62.4%
AA ...................................................       17.7%
A ....................................................       11.0%
BBB ..................................................        6.1%
Non-rated ............................................        1.8%
Short-term obligations ...............................        1.0%

TOP FIVE SECTORS
(as of 7/31/98)

General Obligations ..................................       16.2%
Hospitals ............................................       14.6%
Municipal Electric ...................................       13.4%
Water & Sewer ........................................       11.8%
Airport ..............................................        7.1%


Quality and sector breakdowns are calculated as a percentage of total investments, including short-term obligations. Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain these quality and sector breakdowns in the future.

                              PRESIDENT'S MESSAGE
                              TO FUND SHAREHOLDERS

In June 1998, Harold Cogger retired as president
of Colonial Florida Tax-Exempt Fund. I would like
to take this opportunity to thank him for his
guidance over the past few years and wish him           [PHOTO OF
well. As the new president, I am pleased to              STEPHEN E. GIBSON]
present the semiannual report for Colonial Florida Tax-Exempt Fund for the six-month period ended July 31, 1998.

Conditions for fixed-income investments varied during the period. Early on, interest rates were volatile, based on uncertainty over the effects of the Asian economic crisis on the U.S. economy.
However, reports of stronger-than-expected economic growth during the spring had investors fearing the Federal Reserve Board might raise rates. In response, bond prices fell. This environment prevailed until the final months of the period, when weaker economic numbers hinting at slower growth encouraged fixed-income investors.

The tax-exempt bond market experienced price volatility similar to that of the broader U.S. government bond market. Declines in long-term interest rates that occurred in the fourth quarter of 1997 helped stimulate the supply of municipal bonds early in the period. Many issuers rushed to take advantage of low rates to refinance existing higher-coupon debt as well as to finance new projects. The market found it difficult to absorb the unusually large increase in supply and prices declined early in 1998. During this period, municipal bond yields became very attractive in comparison to Treasury bonds. The increased investor demand that followed helped push municipal bond prices higher toward the end of July.

For investors seeking competitive levels of tax-free income and the potential for long-term price appreciation, Colonial Florida Tax-Exempt Fund remains a suitable option for their investment portfolios.

Respectfully,

/s/ STEPHEN E. GIBSON

Stephen E. Gibson
President
September 11, 1998

Because market conditions change frequently, there can be no assurance that the trends described above or on the following pages will continue.

                          PORTFOLIO MANAGEMENT REPORT

MAUREEN NEWMAN is portfolio manager of Colonial Florida Tax-Exempt Fund. Ms. Newman is vice president of Colonial Management Associates, Inc. and is the manager of tax-exempt credit research.

VARIABLE ECONOMIC AND MARKET CONDITIONS PREVAILED
Conditions for fixed-income investments varied during the period as investors weighed the fundamental strength of the U.S. economy against the potential for an economic slowdown caused by the crisis in Southeast Asia. Market sentiment regarding the likelihood of an interest rate increase by the Federal Reserve Board changed several times during the period. Uncertainty about the domestic economy's ability to produce continued growth without inflation caused bond prices to alternately rise and fall for much of the period. Bond prices rallied modestly near the end of July as the Federal Reserve Board signaled that no change in interest rates was imminent.

Like the broader bond market, the tax-exempt market also experienced fluctuating prices. Supply and demand factors contributed to this volatility. Declining interest rates during the fourth quarter of 1997 led to an increased supply of municipal bonds that the market initially found difficult to absorb. However, as prices declined, investor demand increased again, pushing prices back up during the second half of the period.

REPOSITIONING THE FUND'S PORTFOLIO
Based on our long-term outlook for low inflation and modest economic growth, we structured the portfolio to take advantage of a potential decline in interest rates. During the last half of 1997, the portfolio benefited from its holdings in discount and non-callable bonds, that tend to perform well in a declining-rate environment. However, the vacillating bond market had a somewhat dampening effect on the performance of the Fund's discount and non-callable holdings during the most recent six-month period.

During this period, we sought to increase the Fund's yield and take advantage of relative value opportunities. To accomplish this, we purchased a small number of higher-yielding bonds issued in states other than Florida. These bonds will be replaced by year-end so that shareholders will not be subject to Florida's intangibles tax. In all cases, these bonds have experienced larger price increases in comparison to insured municipal bonds, a standard yardstick for measuring tax-exempt bond performance. We also purchased a non-rated, multi-family housing bond whose debt repayment was guaranteed by the Florida Housing Finance Corp., a new issuing authority. Shortly after purchase, the guarantor received an "A" rating from Standard & Poor's. For the six months ended July 31, 1998, the total return for Class A shares was 1.31%, based on net asset value.

FLORIDA'S ECONOMY CONTINUED TO OUTPERFORM
The Florida economy has not shown any signs of slowing down. The State's economic base continues to diversify and to experience strong growth relative to both the southern region and the nation. Florida remains an appealing tourist destination and is increasingly selected as a corporate relocation site. The State government is financially healthy, with reserve levels for fiscal years 1997 and 1998 at the highest levels in more than a decade. Strong fiscal management should provide the State with adequate resources to manage its growth. Accordingly, we do not expect that increased debt levels associated with new financing for schools, roads and other infrastructure projects will present an undue financial burden. We will continue to research the steady supply of new bond issues for opportunities to increase the Fund's income and potential for long-term appreciation.

OUTLOOK FOR A POSITIVE ECONOMIC AND MARKET ENVIRONMENT
Our long-term outlook remains positive. We expect that low inflation and modest economic growth will continue. Sustained high levels of productivity and global competition are likely to keep inflation pressure low. The economic slowdown in Asia should keep the U.S. economy from growing too fast. The current federal budget surplus may limit the government's need to borrow money, and thus, the need to issue Treasury securities. This could help create higher demand for alternative fixed-income investments, including tax-exempt bonds.

Considering these factors, the Fund will remain positioned for a declining interest rate environment. However, we do anticipate some variability in interest rates in the months to come. Therefore, we will continue to actively manage all aspects of the Fund to decrease the potential negative effects of rate volatility.

         COLONIAL FLORIDA TAX-EXEMPT FUND'S INVESTMENT PERFORMANCE VS.
                    THE LEHMAN BROTHERS MUNICIPAL BOND INDEX
                    Growth of $10,000 from 2/1/93 - 7/31/98

                                 Class A Shares
                              Based on NAV and POP
                                  [LINE GRAPH]

            Label              A              B             C
Label     AS OF DATE     CFLTEF Preload   Postload       Lehman
 1        Jan 31, 93          10000          9525           10000
 2        Feb 28, 93          10352          9867        10361.57
 3        Mar 31, 93          10171          9700        10252.08
 4        Apr 30, 93          10281          9811        10355.39
 5        May 31, 93          10338          9871        10413.54
 6        Jun 30, 93          10514         10045        10587.68
 7        Jul 31, 93          10513         10051        10601.29
 8        Aug 31, 93          10731         10265        10822.13
 9        Sep 30, 93          10854         10389        10945.54
10        Oct 31, 93          10882         10422        10966.57
11        Nov 30, 93          10757         10308        10869.76
12        Dec 31, 93          10990         10538        11099.26
13        Jan 31, 94          11086         10636        11226.07
14        Feb 28, 94          10748         10319        10935.33
15        Mar 31, 94          10130          9732        10489.94
16        Apr 30, 94          10200          9806        10579.02
17        May 31, 94          10284          9892        10670.57
18        Jun 30, 94          10283          9897        10605.31
19        Jul 31, 94          10454         10068        10799.86
20        Aug 31, 94          10425         10046        10837.29
21        Sep 30, 94          10295          9928        10678.31
22        Oct 31, 94          10009          9658        10488.71
23        Nov 30, 94           9806          9469         10298.8
24        Dec 31, 94          10115          9773        10525.52
25        Jan 31, 95          10439         10091        10826.47
26        Feb 28, 95          10780         10427        11141.34
27        Mar 31, 95          10870         10521        11269.39
28        Apr 30, 95          10872         10530        11282.69
29        May 31, 95          11142         10797        11642.72
30        Jun 30, 95          10904         10573        11540.96
31        Jul 31, 95          10982         10656        11650.14
32        Aug 31, 95          11041         10720        11797.99
33        Sep 30, 95          11116         10799        11872.53
34        Oct 31, 95          11312         10997        12045.12
35        Nov 30, 95          11540         11225        12245.24
36        Dec 31, 95          11707         11394        12362.77
37        Jan 31, 96          11766         11459        12456.18
38        Feb 29, 96          11656         11359        12372.05
39        Mar 31, 96          11470         11184           12214
40        Apr 30, 96          11435         11157        12179.36
41        May 31, 96          11462         11191        12174.72
42        Jun 30, 96          11569         11302        12307.41
43        Jul 31, 96          11674         11412        12418.76
44        Aug 31, 96          11686         11431        12415.98
45        Sep 30, 96          11825         11574         12589.5
46        Oct 31, 96          11918         11672        12731.78
47        Nov 30, 96          12123         11880        12964.99
48        Dec 31, 96          12040         11806        12910.24
49        Jan 31, 97          12005         11779        12934.67
50        Feb 28, 97          12100         11879        13053.44
51        Mar 31, 97          11935         11725         12879.3
52        Apr 30, 97          12030         11826        12987.25
53        May 31, 97          12207         12007        13182.73
54        Jun 30, 97          12302         12108        13323.15
55        Jul 31, 97          12744         12551        13692.15
56        Aug 31, 97          12513         12328        13563.79
57        Sep 30, 97          12661         12478        13724.63
58        Oct 31, 97          12759         12579        13813.09
59        Nov 30, 97          12840         12664        13894.44
60        Dec 31, 97          13056         12882        14097.03
61        Jan 31, 98          13171         13001         14242.4
62        Feb 28, 98          13136         12970        14246.73
63        Mar 31, 98          13133         12973        14259.41
64        Apr 30, 98          13045         12891        14195.08
65        May 31, 98          13283         13130        14419.63
66        Jun 30, 98          13297         13150        14476.54
67        Jul 31, 98          13312         13171        14512.73



                 GROWTH OF A $10,000 INVESTMENT MADE ON 2/1/93
                                 As of 7/31/98

-------------------------------------------------------------------------
     Class A                   Class B                    Class C
 NAV         POP           NAV         w/CDSC          NAV        w/CDSC
-------------------------------------------------------------------------
 $13,828     $13,171       $13,272     $13,172         $13,312    $13,312
-------------------------------------------------------------------------



                          AVERAGE ANNUAL TOTAL RETURNS
                                 As of 7/31/98

------------------------------------------------------------------------------------------------
                       CLASS A                       CLASS B                      CLASS C
INCEPTION              2/1/93                        2/1/93                       8/1/97
                  NAV           POP            NAV           w/CDSC           NAV         w/CDSC
------------------------------------------------------------------------------------------------
1 year           4.94%         (0.04)%         4.14%          (0.85)%         4.46%          3.46%
------------------------------------------------------------------------------------------------
5 years          5.56          4.53            4.77           4.44            4.83           4.83
------------------------------------------------------------------------------------------------
Life ..          6.07          5.14            5.28           5.14            5.34           5.34
------------------------------------------------------------------------------------------------

Past performance cannot predict future results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. Net asset value (NAV) returns do not include sales charges or contingent deferred sales charges (CDSC). Public offering price (POP) returns include the maximum sales charge of 4.75% for Class A shares. The CDSC returns reflect the maximum charges of 5% for one year and 2% for five years for Class B shares, and 1% for one year for Class C shares.

Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or Distributor. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class C share performance information includes returns of the Fund's Class B shares (the oldest existing fund class) for periods prior to its inception date. These Class B share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class B and C shares.

The Lehman Brothers Municipal Bond Index is a broad-based, unmanaged index that tracks the performance of the municipal bond market. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index.

                              INVESTMENT PORTFOLIO
                     JULY 31, 1998 (UNAUDITED, IN THOUSANDS)


MUNICIPAL BONDS - 96.1%                                                   PAR         VALUE
--------------------------------------------------------------------------------------------
EDUCATION - 1.6%
  EDUCATION
  Pinellas County Educational Facilities
   Authority, Barry University Project,
   Series 1998,
                                              5.375%   10/01/23          $1,000       $  991
                                                                                      ------

--------------------------------------------------------------------------------------------
HEALTHCARE - 14.8%
  HOSPITALS - 14.2%
  Cape Canaveral Hospital District,
   Series 1998,
                                              5.250%   01/01/18           1,000          975
  Orange County Health Facilities Authority,
   Orlando Regional Healthcare System,
   Series 1996-A,
                                              6.250%   10/01/16(a)        6,000        6,890
  Tampa Catholic Health East,
                                              5.250%   11/15/12           1,000        1,028
                                                                                      ------
                                                                                       8,893
                                                                                      ------
  NURSING HOMES - 0.6%
  Collier County Industrial
   Development Authority,
   Beverly Enterprises, Inc., Series 1991,
                                             10.750%   03/01/03             150          171
  Escambia County,
   Beverly Enterprises-Florida, Inc.,
   Series 1985,
                                              9.800%   06/01/11             110          120
  Palm Beach County,
   Beverly Enterprises-Florida, Inc.,
   Series 1984,
                                             10.000%   06/01/11              90           99
                                                                                      ------
                                                                                         390
                                                                                      ------

--------------------------------------------------------------------------------------------
HOUSING - 8.3%
  MULTI-FAMILY - 1.7%
  Florida Housing Finance Agency,
   Windsong Apartments,
   Series 1993-C,
                                              9.250%   01/01/19              35           28

                       Investment Portfolio/July 31, 1998
--------------------------------------------------------------------------------

MUNICIPAL BONDS - CONT.                                                      PAR         VALUE
-----------------------------------------------------------------------------------------------
HOUSING - CONT.
  MULTI-FAMILY - CONT.
  Palm Beach County Housing Finance Authority,
   Windsor Park Apartments Project,
   Series 1998-A,
                                                 5.800%   12/01/28          $1,000       $1,021
                                                                                         ------
                                                                                          1,049
                                                                                         ------
  SINGLE FAMILY - 6.6%
  Broward County Housing Finance Authority,
   Series 1995,
                                                 6.700%   02/01/28(a)        1,220        1,312
  Lee County Housing
   Finance Authority,
   Series 1998-A,
                                                 6.300%   03/01/29           1,000        1,103
  Manatee County Housing
   Finance Authority,
   Series 1996-1,
                                                 7.450%   05/01/27           1,550        1,755
                                                                                         ------
                                                                                          4,170
                                                                                         ------

-----------------------------------------------------------------------------------------------
OTHER - 3.1%
  REFUNDED/ESCROWED(b)
  Clearwater Housing Authority,
   Hampton Apartments,
   Series 1994,
                                                 8.250%   05/01/24             575          704
  Port Everglades Authority,
   Series 1986,
                                                 7.125%   11/01/16           1,000        1,218
                                                                                         ------
                                                                                          1,922
                                                                                         ------

-----------------------------------------------------------------------------------------------
TAX-BACKED - 26.2%
  LOCAL APPROPRIATED - 3.4%
  Hillsborough County School Board,
   Series 1998-A,
                                                 5.500%   07/01/16           1,060        1,126
  Miami-Dade County School Board,
   Series 1998-A,
                                                 5.250%   08/01/13           1,000        1,026
                                                                                         ------
                                                                                          2,152
                                                                                         ------
  LOCAL GENERAL OBLIGATIONS - 1.0%
  IL Lake & McHenry Counties United
   School District, Series 1998,
                                                   (c)    02/01/09           1,000          605
                                                                                         ------

                       Investment Portfolio/July 31, 1998
--------------------------------------------------------------------------------

  SPECIAL NON-PROPERTY TAX - 6.0%
  Commonwealth of Puerto Rico,
   Infrastructure Finance Authority, Series A,
                                                 5.000%   07/01/28          $  500       $  489
  Jacksonville Excise Tax,
   Series 1993,
                                                   (c)    10/01/09             525          310
  Jacksonville Transportation System,
                                                 5.000%   07/01/13           1,000        1,003
  Tampa Sports Authority,
   Tampa Bay Arena Project,
   Series 1995,
                                                 5.750%   10/01/25           1,500        1,652
  LA Jefferson Parish School Board,
   Series 1998,
                                                   (c)    03/01/10             500          284
                                                                                         ------
                                                                                          3,738
                                                                                         ------
  STATE APPROPRIATED - 1.1%
  Florida Department of Corrections,
   Okeechobee Correctional Institution,
   Series 1995,
                                                 6.250%   03/01/15             625          689
                                                                                         ------
  STATE GENERAL OBLIGATIONS - 14.7% Commonwealth of Puerto Rico:
   Aqueduct & Sewer Authority,
                                                 5.000%   07/01/19           2,000        1,959
   Series 1996,
                                                 6.500%   07/01/14           3,000        3,504
  Florida Board of Education:
   Series 1989-A,
                                                 7.250%   06/01/23           1,000        1,071
   Series 1992-A,
                                                 6.400%   06/01/19           2,500        2,699
                                                                                         ------
                                                                                          9,233
                                                                                         ------

------------------------------------------------------------------------------------------------
TRANSPORTATION - 11.4%
  AIRPORTS - 6.9%
  Broward County,
   Airport System Revenue, Series 1998-E,
                                                 5.375%   10/01/13(d)        1,000        1,032
  Dade County,
   Miami International Airport,
   Series 1992-B,
                                                 6.600%   10/01/22           2,000        2,187

                       Investment Portfolio/July 31, 1998
--------------------------------------------------------------------------------

MUNICIPAL BONDS - CONT.                                                           PAR         VALUE
----------------------------------------------------------------------------------------------------
TRANSPORTATION - CONT.
  AIRPORTS - CONT.
  Palm Beach County,
   County Airport System,
                                                      7.750%   10/01/10          $1,000       $1,121
                                                                                              ------
                                                                                               4,340
                                                                                              ------
  PORTS - 4.5% Dade County Seaport:
   Series 1995,
                                                      6.200%   10/01/09           1,000        1,139
   Series 1996,
                                                      5.400%   10/01/21           1,615        1,648
                                                                                              ------
                                                                                               2,787
                                                                                              ------
----------------------------------------------------------------------------------------------------

UTILITY - 30.7%
  INDEPENDENT POWER PRODUCER - 2.8%
  Martin County Industrial
   Development Authority,
   Indiantown Co-generation Project, Series 1994-A,
                                                      7.875%   12/15/25           1,500        1,754
                                                                                              ------
  INVESTOR OWNED - 3.4%
  Citrus County,
   Florida Power Corp.,
   Crystal River Power Plant, Series 1992-A,
                                                      6.625%   01/01/27           2,000        2,170
                                                                                              ------
  MUNICIPAL ELECTRIC - 13.0%
  Gainesville,
   Utilities System Revenue,
   Series 1996-A,
                                                      5.200%   10/01/22           1,470        1,462
  Lakeland Electric and Water System,
   Series 1996-B,
                                                      6.000%   10/01/11           1,870        2,110
  Orlando Utilities Commission,
   Series 1989-D,
                                                      6.750%   10/01/17           3,750        4,553
                                                                                              ------
                                                                                               8,125
                                                                                              ------
  WATER & SEWER - 11.5%
  Coral Springs Improvement District,
                                                      6.000%   06/01/10(a)        1,000        1,101
  Hillsborough County Utility System,
   Series 1991-A,
                                                      7.000%   08/01/14           2,155        2,358

                       Investment Portfolio/July 31, 1998
--------------------------------------------------------------------------------

  Seacoast Utility Authority,
   Series 1989-A,
                                               5.500%       03/01/15      $1,900      $ 2,031
  Seminole County Water and Sewer,
   Series 1992,
                                               6.000%       10/01/19       1,500        1,692
                                                                                      -------
                                                                                        7,182
                                                                                      -------

TOTAL INVESTMENTS (cost of $57,169)(e)                                                 60,190
                                                                                      -------

SHORT-TERM OBLIGATIONS - 1.0%
----------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (f)
Pinellas County Health Facilities Authority,
 Series 1985,
                                               3.700%       12/01/15         600          600
                                                                                      -------

OTHER ASSETS & LIABILITIES, NET - 2.9%                                                  1,814
----------------------------------------------------------------------------------------------

NET ASSETS - 100.0%                                                                   $62,604
                                                                                      -------


NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------
(a) These securities, or a portion thereof, with a total market value of $3,167, are being used to collateralize the delayed delivery purchase indicated in note (d) below and open futures contracts.
(b) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the interest and principal.
(c) Zero coupon bond.
(d) This security has been purchased on a delayed delivery basis for settlement at a future date beyond the customary settlement time.
(e) Cost for federal income tax purposes is the same. (f) Variable rate demand notes are considered short-term obligations.
     Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of July 31, 1998.
(g)  Rounds to less than one.

Long futures contracts open at July 31, 1998:

                       Par value                                   Unrealized
                       covered by           Expiration            appreciation
     Type              contracts              month                at 7/31/98
--------------------------------------------------------------------------------
Treasury bond          $  1,100             September                  (g)


See notes to financial statements.

                        STATEMENT OF ASSETS & LIABILITIES
                            JULY 31, 1998 (UNAUDITED)

(in thousands except for per share amounts and footnotes)

ASSETS
Investments at value (cost $57,169)                                     $ 60,190
Short-term obligations                                                       600
                                                                        --------
                                                                          60,790

Receivable for:
  Investments sold                                    $  2,015
  Interest                                                 895
  Fund shares sold                                          64
Receivable due from Adviser                                  2
Other                                                       72             3,048
                                                      --------          --------
    Total Assets                                                          63,838

LIABILITIES
Payable for:
  Investments purchased                                  1,029
  Fund shares repurchased                                  118
  Distributions                                             84
Accrued deferred trustees fees                               3
                                                      --------
    Total Liabilities                                                      1,234
                                                                        --------

NET ASSETS                                                              $ 62,604
                                                                        --------
Net asset value & redemption price per share -
Class A ($30,734/3,995)                                                 $   7.69(a)
                                                                        --------
Maximum offering price per share - Class A
($7.69/0.9525)                                                          $   8.07(b)
                                                                        --------
Net asset value & offering price per share -
Class B ($31,708/4,122)                                                 $   7.69(a)
                                                                        --------
Net asset value & offering price per share -
Class C ($162/21)                                                       $   7.69(a)
                                                                        --------
COMPOSITION OF NET ASSETS
Capital paid in                                                         $ 61,715
Overdistributed net investment income                                        (68)
Accumulated net realized loss                                             (2,064)
Net unrealized appreciation on:
   Investments                                                             3,021
   Open futures contracts                                                     (c)
                                                                        --------
                                                                        $ 62,604
                                                                        ========



(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced. (c) Rounds to less than one.

See notes to financial statements.

                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JULY 31, 1998
                                   (UNAUDITED)

(in thousands)
INVESTMENT INCOME
Interest                                                                        $ 1,732

EXPENSES
Management fee                                                     $   159
Service fee                                                             56
Distribution fee - Class B                                             121
Distribution fee - Class C                                             (a)
Transfer agent                                                          45
Bookkeeping fee                                                         16
Trustees fee                                                             6
Custodian fee                                                            1
Audit fee                                                                9
Legal fee                                                                2
Registration fee                                                         9
Reports to shareholders                                                  4
Other                                                                    3
                                                                   -------
                                                                       431
Fees waived by the Adviser                                             (63)
Fees waived by the Distributor - Class C                                (a)         368
                                                                   -------      -------
         Net Investment Income                                                    1,364
                                                                                -------

NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
Net realized gain (loss) on:
Investments                                                            301
Closed futures contracts                                               (38)
                                                                   -------
    Net Realized Gain                                                               263
Net unrealized appreciation (depreciation) during
  the period on:
Investments                                                           (895)
Open futures contracts                                                  21
                                                                   -------
     Net Unrealized Depreciation                                                   (874)
                                                                                -------
          Net Loss                                                                 (611)
                                                                                -------
 Increase in Net Assets from Operations                                         $   753
                                                                                =======



(a)  Rounds to less than one.

See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

                                                     (Unaudited)
                                                      Six months          Year ended
(in thousands)                                       ended July 31        January 31
                                                     -------------        ----------
INCREASE (DECREASE) IN NET ASSETS                        1998              1998 (a)
Operations:
Net investment income                                  $  1,364            $  3,057
Net realized gain                                           263                 432
Net unrealized appreciation (depreciation)                 (874)              2,670
                                                       --------            --------
    Net Increase from Operations                            753               6,159
Distributions:
From net investment income - Class A                       (770)             (1,611)
In excess of net investment income - Class A                (38)                 --
From net investment income - Class B                       (676)             (1,489)
In excess of net investment income - Class B                (34)                 --
From net investment income - Class C                         (3)                 (2)
In excess of net investment income - Class C                (b)                  --
                                                       --------            --------
                                                           (768)              3,057
                                                       --------            --------
Fund Share Transactions:
Receipts for shares sold - Class A                        1,991               3,939
Value of distributions reinvested - Class A                 376                 723
Cost of shares repurchased - Class A                     (3,404)             (5,290)
                                                       --------            --------
                                                         (1,037)               (628)
                                                       --------            --------
Receipts for shares sold - Class B                        1,979               4,014
Value of distributions reinvested - Class B                 243                 446
Cost of shares repurchased - Class B                     (3,791)             (5,689)
                                                       --------            --------
                                                         (1,569)             (1,229)
                                                       --------            --------
Receipts for shares sold - Class C                           57                 100
Value of distributions reinvested - Class C                   3                   2
                                                       --------            --------
                                                             60                 102
                                                       --------            --------
    Net Decrease from Fund
      Share Transactions                                 (2,546)             (1,755)
                                                       --------            --------
      Total Increase (Decrease)                          (3,314)              1,302

NET ASSETS

Beginning of period                                      65,918              64,616
                                                       --------            --------
End of period (net of overdistributed and
  including undistributed net investment
  income of $68 and $86, respectively)                 $ 62,604            $ 65,918
                                                       --------            --------




(a) Class C shares were initially offered on August 1, 1997. (b) Rounds to less than one.


See notes to financial statements.

                   STATEMENT OF CHANGES IN NET ASSETS - CONT.

                                   (Unaudited)
                                                    Six months       Year ended
(in thousands)                                     ended July 31     January 31
                                                   -------------     ----------
NUMBER OF FUND SHARES                                  1998             1998 (a)
Sold - Class A                                            257              523
Issued for distributions reinvested - Class A              49               96
Repurchased - Class A                                    (440)            (700)
                                                       ------           ------
                                                         (134)             (81)
                                                       ------           ------
Sold - Class B                                            257              532
Issued for distributions reinvested - Class B              32               59
Repurchased - Class B                                    (490)            (756)
                                                       ------           ------
                                                         (201)            (165)
                                                       ------           ------
Sold - Class C                                              8               13
Issued for distributions reinvested - Class C             (b)              (b)
                                                       ------           ------
                                                            8               13
                                                       ------           ------




(a) Class C shares were initially offered on August 1, 1997. (b) Rounds to less than one.


See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                            JULY 31, 1998 (UNAUDITED)


NOTE 1.  INTERIM FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
In the opinion of management of Colonial Florida Tax-Exempt Fund (the Fund), a series of Colonial Trust V, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at July 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2.  ACCOUNTING POLICIES
--------------------------------------------------------------------------------
ORGANIZATION: The Fund is a non-diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek as high a level of after-tax total return as is consistent with prudent risk by pursuing current income exempt from federal income tax and providing the opportunity for long-term appreciation from a portfolio primarily invested in investment-grade municipal bonds. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B, and Class C. Class A shares are sold with a front-end sales charge and a 1.00% contingent deferred sales charge on redemptions made within eighteen months on an original purchase of $1 million to $5 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS: Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

                   Notes to Financial Statements/July 31, 1998
--------------------------------------------------------------------------------

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS: All income, expenses (other than the Class B and Class C distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

                   Notes to Financial Statements/July 31, 1998
--------------------------------------------------------------------------------

NOTE 3.  FEES AND COMPENSATION PAID TO AFFILIATES
--------------------------------------------------------------------------------
MANAGEMENT FEE: Colonial Management Associates, Inc. (the Adviser) is the investment Adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on the Fund's pro-rata portion of the combined average net assets of the funds constituting Trust V as follows:

               Average Net Assets         Annual Fee Rate
               ------------------         ---------------
               First $2 billion                0.50%
               Over $2 billion                 0.45%

BOOKKEEPING FEE: The Adviser provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.

TRANSFER AGENT: Colonial Investors Service Center, Inc. (the Transfer Agent), an affiliate of the Adviser, provides shareholder services for a monthly fee equal to 0.13% annually of the Fund's average net assets and receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING   DISCOUNTS,   SERVICE  AND   DISTRIBUTION   FEES:   Liberty  Funds
Distributor, Inc., formerly Liberty Financial Investments, Inc. (the Distributor), a subsidiary of the Adviser, is the Fund's principal underwriter. For the six months ended July 31, 1998, the Fund has been advised that the Distributor retained net underwriting discounts of $3,116 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of none, $75,614, and none on Class A, Class B, and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the Fund's average net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed, until further notice, to waive a portion of the Class C share distribution fee so that it does not exceed 0.45% annually. The plan also requires the payment of a service fee to the Distributor as follows:

              Valuation of shares                 Annual
          outstanding on the 20th of               Fee
         each month which were issued              Rate
         ----------------------------              ----
           Prior to November 30, 1994              0.10%
         On or after December 1, 1994              0.25%

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

                   Notes to Financial Statements/July 31, 1998
--------------------------------------------------------------------------------

EXPENSE LIMITS: The Adviser has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) exceed 0.60% annually of the Fund's average net assets.

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 4.  PORTFOLIO INFORMATION
--------------------------------------------------------------------------------
INVESTMENT ACTIVITY: For the six months ended July 31, 1998, purchases and sales of investments, other than short-term obligations, were $16,448,855 and $19,645,349 respectively.

Unrealized appreciation (depreciation) at July 31, 1998, based on cost of investments for both financial statement and federal income tax purposes was:

                 Gross unrealized appreciation    $3,077,950
                 Gross unrealized depreciation       (57,042)
                                                  ----------
                     Net unrealized appreciation  $3,020,908
                                                  ==========

CAPITAL LOSS CARRYFORWARDS: At January 31, 1998, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

                    Year of             Capital loss
                  expiration            carryforward
                 ------------           ------------
                     2003                   234,000
                     2004                 1,485,000
                     2005                    41,000
                                         ----------
                                         $1,760,000
                                         ==========

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER: There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

                   Notes to Financial Statements/July 31, 1998
--------------------------------------------------------------------------------
NOTE 4.  PORTFOLIO INFORMATION - CONT.
--------------------------------------------------------------------------------
The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may purchase or sell municipal and Treasury bond futures contracts and purchase and write options on futures. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks, which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours, or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Adviser of the future direction of interest rates. Any of these risks may involve amounts exceeding the amount recorded in the Fund's Statement of Assets and Liabilities at any given time.

NOTE 5.  LINE OF CREDIT
--------------------------------------------------------------------------------
The Fund may borrow up to 33 1/3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the six months ended July 31, 1998.

                          FINANCIAL HIGHLIGHTS

         Selected data for a share of each class outstanding throughout each period are as follows:

                                                                 (Unaudited)
                                                           Six months ended July 31
                                                ---------------------------------------------
                                                                     1998
                                                ---------------------------------------------
                                                  Class A          Class B           Class C
                                                -----------      -----------      -----------

Net asset value -
   Beginning of period                          $     7.790      $     7.790      $     7.790
                                                -----------      -----------      -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                             0.182            0.152            0.164(b)
Net realized and
  unrealized loss                                    (0.082)          (0.082)          (0.082)
                                                -----------      -----------      -----------
   Total from Investment
     Operations                                       0.100            0.070            0.082
                                                -----------      -----------      -----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                           (0.191)          (0.162)          (0.174)
In excess of net
  investment income                                  (0.009)          (0.008)          (0.008)
                                                -----------      -----------      -----------
  Total Distributions Declared
     to Shareholders                                 (0.200)          (0.170)          (0.182)
Net asset value -
   End of period                                $     7.690      $     7.690      $     7.690
                                                ===========      ===========      ===========
Total return (c)(d)(e)                                 1.31%            0.91%            1.07%
                                                ===========      ===========      ===========
RATIOS TO AVERAGE NET ASSETS
Expenses (f)(g)                                        0.78%            1.53%            1.23(b)
Net investment income (f)(g)                           4.67%            3.92%            4.22(b)
Fees waived by
  the Adviser (f)(g)                                   0.20%            0.20%            0.20%
Portfolio turnover (e)                                   27%              27%              27%
Net assets at end
  of period (000)                               $    30,734      $    31,708      $       162

(a)      Net of fees and expenses waived by the Adviser which amounted to:
                                                $     0.008       $    0.008      $     0.008

(b) Net of fees waived by the Distributor which amounted to $0.012 per share and 0.30%.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) Had the Adviser and Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)      Not annualized.

(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(g)      Annualized.

                       FINANCIAL HIGHLIGHTS - CONT.

        Selected data for a share of each class outstanding throughout each period are as follows:

                                                               Year ended January 31
                                                -------------------------------------------------
                                                                        1998
                                                --------------------------------------------------
                                                  Class A         Class B         Class C (b)
                                                -----------     -----------     ------------------
Net asset value -
   Beginning of period                          $     7.430     $     7.430     $     7.710
                                                -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                             0.388           0.332           0.172(c)
Net realized and
  unrealized gain (loss)                              0.361           0.361           0.082
                                                -----------     -----------     -----------
   Total from Investment
     Operations                                       0.749           0.693           0.254
                                                -----------     -----------     -----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                           (0.389)         (0.333)         (0.174)
                                                -----------     -----------     -----------
Net asset value -
   End of period                                $     7.790     $     7.790     $     7.790
                                                ===========     ===========     ===========
Total return (d)(e)                                   10.37%           9.55%           3.35%(f)
                                                ===========     ===========     ===========
RATIOS TO AVERAGE NET ASSETS
Expenses                                           0.59%(g)        1.34%(g)            1.04%(c)(g)(h)
Interest expense                                         --              --              --
Net investment income                              5.08%(g)        4.33%(g)            4.63%(c)(g)(h)
Fees waived or borne
  by the Adviser                                   0.41%(g)        0.41%(g)            0.40%(g)(h)
Portfolio turnover                                       32%             32%             32%
Net assets at end
  of period (000)                               $    32,150     $    33,665     $       103

(a)      Net of fees and expenses waived or borne by the Adviser which amounted to:
                                                $     0.031     $     0.031     $     0.031

(b) Class C shares were initially offered on August 1, 1997. Per share amounts reflect activity from that date.

(c) Net of fees waived by the Distributor which amounted to $0.012 per share and 0.30%.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e) Had the Adviser and Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)      Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements had an impact of 0.01% and $0.001 per share.

(h)      Annualized.

(i) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior year ratios are net of benefits received, if any.

(j)      Rounds to less than 0.01%.

                          FINANCIAL HIGHLIGHTS - CONT.




                     Year ended January 31
----------------------------------------------------------------
            1997                              1996
  Class A         Class B          Class A           Class B
-----------     -----------      -----------        ---------
$     7.620     $     7.620      $     7.100            7.100
-----------     -----------      -----------        ---------
      0.395           0.340            0.404            0.351

     (0.194)         (0.194)           0.535            0.533
-----------     -----------      -----------        ---------
      0.201           0.146            0.939            0.884
-----------     -----------      -----------        ---------
     (0.391)         (0.336)          (0.419)          (0.364)
-----------     -----------      -----------        ---------
$     7.430     $     7.430      $     7.620        $   7.620
===========     ===========      ===========        =========
       2.80%           2.03%           13.55%           12.72%
===========     ===========      ===========        =========
  0.56% (i)       1.31% (i)        0.45% (i)            1.18%(i)
        (j)             (j)               --               --
  5.31% (i)       4.56% (i)        5.45% (i)            4.72%(i)

  0.44% (i)       0.44% (i)        0.55% (i)            0.55%(i)
         69%             69%              83%           0.83%

$    31,275     $    33,341      $    32,599         $ 35,741


$     0.032     $     0.032      $     0.040         $  0.040

                          FINANCIAL HIGHLIGHTS - CONT.

        Selected data for a share of each class outstanding throughout each period are as follows:

                                                                      Year ended January 31
                                                ---------------------------------------------------------------
                                                            1995                             1994(b)
                                                  Class A          Class B         Class A           Class B
                                                -----------      -----------      -----------      -----------
Net asset value -
   Beginning of period                          $     7.930      $     7.930      $     7.500      $     7.500
                                                -----------      -----------      -----------      -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                             0.423            0.369            0.434            0.378
Net realized and
  unrealized gain (loss)                             (0.839)          (0.839)           0.420            0.420
                                                -----------      -----------      -----------      -----------
   Total from Investment
     Operations                                      (0.416)          (0.470)           0.854            0.798
                                                -----------      -----------      -----------      -----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                           (0.414)          (0.360)          (0.424)          (0.368)
                                                -----------      -----------      -----------      -----------
Net asset value -
   End of period                                $     7.100      $     7.100      $     7.930      $     7.930
                                                ===========      ===========      ===========      ===========
Total return (c)(d)                                   (5.11)%          (5.83)%          11.66%           10.85%
                                                ===========      ===========      ===========      ===========
RATIOS TO AVERAGE NET ASSETS
Expenses                                               0.22%            0.97%            0.05%            0.80%
Net investment
  income                                               5.92%            5.17%            5.40%            4.65%
Fees waived or borne
  by the Adviser                                       0.73%            0.73%            0.88%            0.88%
Portfolio turnover                                       45%              45%              19%              19%
Net assets at end
  of period (000)                               $    27,498      $    31,116      $    23,802      $    31,513


(a) Net of fees and expenses waived or borne by the Adviser which amounted to:

                                                $      0.052      $     0.052     $     0.071       $    0.071

(b) The Fund commenced investment operations on February 1, 1993.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

                              SHAREHOLDER SERVICES
                            TO MAKE INVESTING EASIER

Your Fund has one of the most extensive selections of shareholder services available. Your financial advisor can help you arrange for any of these services, or you can call us directly at 1-800-345-6611.

AFFORDABLE ADDITIONAL INVESTMENTS: Add to your account with as little as $50 on most funds; $25 for an IRA account.

FREE EXCHANGES(1): Exchange all or part of your account into the same share class of another fund distributed by Liberty Funds Distributor, Inc. by phone or mail.

EASY ACCESS TO YOUR MONEY(1): Make withdrawals from your account by phone, by mail or, for certain funds, by check.

ONE-YEAR REINSTATEMENT PRIVILEGE: If you need access to your money, but then choose to return it within one year, you can reinvest in any fund distributed by Liberty Funds Distributor of the same share class without any penalty or sales charge.

FUNDAMATIC: Make periodic investments as low as $50 from your checking account to your Fund account.

SYSTEMATIC WITHDRAWAL PLAN (SWP): Receive monthly, quarterly or semiannual payments via check or bank transmission. There is a $5,000 account value required, but no minimum for the payment amount. The maximum annual withdrawal is 12% of account balance at time SWP is established. SWPs by check are processed on the 10th calendar day of each month unless the 10th falls on a non-business day or the first business day of the week. If this occurs, the processing date will be the previous business day. Dividends and capital gains must be reinvested.

AUTOMATED DOLLAR COST AVERAGING: Transfer money on a monthly basis from any fund with a balance of $5,000 into the same share class of up to four other funds distributed by Liberty Funds Distributor. Minimum for each transfer is $100.

RETIREMENT PLANS: Choose from a broad range of retirement plans, including IRAs.


(1) Redemptions and exchanges are made at the next determined net asset value after the request is received by the Transfer Agent. Proceeds may be more or less than your original cost. The exchange privilege may be terminated at any time. Exchanges are not available on all funds. Investors who purchase Class B or C shares, or $1 million or more of Class A shares, may be subject to a contingent deferred sales charge.

                                HOW TO REACH US
                              BY PHONE OR BY MAIL
BY TELEPHONE

CUSTOMER CONNECTION - 1-800-345-6611

For 24-hour account information, call from your touch-tone phone. (Rotary callers will be automatically connected to a representative during business hours.) A recorded message will guide you through the menu:

For fund prices, dividends and capital gains information  . . .       press  1

For account information  . . . . . . . . . . . . . . . . . . . .      press  2

To speak to a service representative  . . . . . . . . . . . . .       press  3

For yield and total return information  . . . . . . . . . . . .       press  4

For duplicate statements or new supply of checks  . . . . . . .       press  5

To order duplicate tax forms and year-end statements  . . . . .       press  6
(February through May)

To review your options at any time during your call   . . . . .       press  *


To speak with a shareholder services representative about your account, call Monday to Friday, 8:00 a.m. to 8:00 p.m. ET, and Saturdays from February through mid-April, 10:00 a.m. to 2:00 p.m. ET.

TELEPHONE TRANSACTION DEPARTMENT - 1-800-422-3737
To purchase, exchange or sell shares by telephone, call Monday to Friday, 9:00 a.m. to 7:00 p.m. ET. Transactions received after the close of the New York Stock Exchange will receive the next business day's closing price.

LITERATURE - 1-800-426-3750
To request literature on any fund distributed by Liberty Funds Distributor, Inc., call Monday to Friday, 8:30 a.m. to 6:30 p.m. ET.

BY MAIL

LIBERTY FUNDS SERVICES, INC.
P.O. BOX 1722
BOSTON, MA 02105-1722

                    IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial Florida Tax-Exempt Fund is:
Liberty Funds Services, Inc.*
P.O. Box 1722
Boston, MA 02105-1722
1-800-345-6611


Colonial  Florida   Tax-Exempt  Fund  mails  one  shareholder   report  to  each
shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.


This report has been prepared for shareholders of Colonial Florida Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and the most recent copy of Liberty Funds Distributor's Performance Update.


*Effective October 1, 1998, Colonial Investors Service Center, Inc. -- the Transfer Agent for Colonial, Stein Roe Advisor and Newport Funds -- will change its name to Liberty Funds Services, Inc.

                                    TRUSTEES

ROBERT J. BIRNBAUM
Consultant (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.; President, American Stock Exchange, Inc.)

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis, & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER
Partner, Development Capital, L.L.C. (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

ROBERT L. SULLIVAN
Retired Partner, KPMG Peat Marwick LLP (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

Liberty LOGO

[Liberty Colonial Funds - Stein Roe Advisor Funds - Newport Funds]
Liberty Funds Distributor, Inc. (C) 1998
One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
Visit us at www.libertyfunds.com               FL-03/765F-0798  (9/98)  98/924